Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2014-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-31-2016						PAGE 1

A.	DATES			Begin	End	# days

1	Determination Date				11/17/2016
2	Payment Date				11/21/2016
3	Collection Period			10/1/2016	10/31/2016	31
4	Monthly Interest Period - Actual/360			10/20/2016	11/20/2016	32
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	199,000,000.00	—	—	—	—
7	Class A-2 Notes	325,000,000.00	—	—	—	—
8	Class A-3 Notes	369,000,000.00	293,438,418.12	18,601,200.40	274,837,217.72	0.9618131
9	Class A-4 Notes	107,000,000.00	107,000,000.00	—	107,000,000.00	1.0000000

10	Total Securities	$1,000,000,000.00	$400,438,418.12	$18,601,200.40	$381,837,217.72

11	Overcollateralization	30,941,157.10	30,941,157.10		30,941,157.10

12	Adjusted Pool Balance	$1,030,941,157.10	$431,379,575.22	$18,601,200.40	$412,778,374.82

13	YSOC	43,423,011.47	14,657,664.37		13,795,901.18

14	Net Pool Balance	$1,074,364,168.57	$446,037,239.59	$18,601,200.40	$426,574,276.00

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.20000%	—	—	—	—
16	Class A-2 Notes	0.53000%	—	—	—	—
17	Class A-3 Notes	0.95000%	232,305.41	0.6295540	18,833,505.81	51.0393111
18	Class A-4 Notes	1.39000%	123,941.67	1.1583334	123,941.67	1.1583334

	Total Securities		356,247.08		18,957,447.48

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					12,563,003.57
20	Scheduled Interest Payments Received					826,954.12
21	Prepayments of Principal Received					6,521,106.24
22	Liquidation Proceeds					130,735.31
23	Recoveries Received					174,325.95
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					20,216,125.19

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					1,181.49

28	Total Available Funds, prior to Servicer Advances					20,217,306.68

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					20,217,306.68

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					20,217,306.68

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					371,697.70
35	Class A Noteholder Interest (Item 50)					356,247.08
36	Principal Distribution Amount (Item 75)					18,601,200.40
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					888,161.50

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	371,697.70	—	371,697.70

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	232,305.41	—	232,305.41
45	Class A-4 Interest	123,941.67	—	123,941.67
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	356,247.08	—	356,247.08

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			431,379,575.22
52	Beginning Net Pool Balance		446,037,239.59
53	Receipts of Scheduled Principal		(12,563,003.57)
54	Receipts of Prepaid Principal		(6,521,106.24)
55	Liquidation Proceeds		(130,735.31)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(248,118.47)

59	Ending Net Pool Balance		426,574,276.00
60	Yield Supplement Overcollateralization Amount		13,795,901.18

61	Adjusted Pool Balance		412,778,374.82
62	Less: Adjusted Pool Balance - End of Collection Period			412,778,374.82

63	Calculated Principal Distribution Amount			18,601,200.40

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			20,217,306.68
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			371,697.70
67	Less: Interest Paid to Noteholders (Item 35)			356,247.08
68	Less: Calculated Principal Distribution (Item 63)			18,601,200.40

69	Equals: Remaining Available Funds before Servicer Advance			888,161.50
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			888,161.50
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			18,601,200.40

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $5,154,705.79, and (b) the aggregate note balance)			5,154,705.79
81	Initial Reserve Account Balance			1,030,941.16
82	Beginning Reserve Account Balance			5,154,705.79
83	Plus: Net Investment Income for the Collection Period			1,181.49

84	Subtotal: Reserve Fund Available for Distribution			5,155,887.28
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			5,155,887.28
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			1,181.49

89	Equals: Ending Reserve Account Balance			5,154,705.79

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,074,364,169	426,574,276
92	Number of Current Contracts		46,738	33,081
93	Weighted Average Loan Rate		2.38%	2.27%
94	Average Remaining Term		65.0	33.6
95	Average Original Term		56.55	65.9
96	Monthly Prepayment Rate			1.08%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		22	378,853.78
98	Liquidation Proceeds on Related Vehicles			130,735.31
99	Recoveries Received on Receivables Previously Charged Off			174,325.95

100	Net Principal Losses for Current Collection Period		22	73,792.52

101	Beginning Net Principal Losses		412	6,922,173.05
102	Net Principal Losses for Current Collection Period		22	73,792.52

103	Cumulative Net Principal Losses		434	6,995,965.57

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,074,364,168.57)			0.65%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	98.92%	32,795	421,955,234.91
106	31 - 60 Days Delinquent	0.78%	217	3,341,186.54
107	61 - 90 Days Delinquent	0.30%	69	1,277,854.55

108	Total	100.00%	33,081	426,574,276.00

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

VW CREDIT, INC., as Servicer